Recapitalization - Schedule of Number of Shares Determined (Details)	10 Months Ended
Dec. 31, 2025 shares
Schedule of Number of Shares Determined [Line Items]
Twenty One Assets Units	534
Twenty One Capital Inc. Shares	609,705,518
Class A Common Stock [Member]
Schedule of Number of Shares Determined [Line Items]
Twenty One Assets Units	267
Twenty One Capital Inc. Shares	304,852,759
Class B Common Stock [Member]
Schedule of Number of Shares Determined [Line Items]
Twenty One Assets Units	267
Twenty One Capital Inc. Shares	304,852,759